Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Impairment of write off			$ 10,201
Impairment losses		$ 0
Stock Options and Warrants [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities share	10,552,773
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment asset useful life	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment asset useful life	10 years	10 years
Website [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment asset useful life	3 years	3 years
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment asset useful life	20 years